ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deposit related to franchise services	¥ 1,078,395		¥ 936,533
Deposit related to new home transaction services	648,443		0
Other tax payables	362,819		609,137
Payable related to business combination (i)	360,080		7,200
Payable related to escrow accounts services (ii)	187,605		352,609
Deferred guarantee revenue	31,246		64,184
Others	782,609		980,415
Total	¥ 3,451,197	$ 541,567	¥ 2,950,078